ACCOUNTS RECEIVABLE, NET (Details Narrative)	12 Months Ended
Dec. 31, 2023
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration Risk, Percentage	50.00%